Aggregate Fair Value and Unrealized Losses of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 47,868	$ 34,519	$ 45,176
Less than 12 Months, Unrealized Losses	308	118	147
12 Months or Longer, Fair Value	374	379	1,858
12 Months or Longer, Unrealized Losses	60	91	49
Total Fair Value	48,242	34,898	47,034
Total Unrealized Losses	368	209	196
US Treasury notes
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	10,466	10,494
Less than 12 Months, Unrealized Losses	53	48
Total Fair Value	10,466	10,494
Total Unrealized Losses	53	48
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	34,932	24,025	38,094
Less than 12 Months, Unrealized Losses	214	70	57
12 Months or Longer, Fair Value	2	2
Total Fair Value	34,934	24,027	38,094
Total Unrealized Losses	214	70	57
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	2,470
Less than 12 Months, Unrealized Losses	41
12 Months or Longer, Fair Value			1,396
12 Months or Longer, Unrealized Losses			18
Total Fair Value	2,470		1,396
Total Unrealized Losses	41		18
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value			26
Less than 12 Months, Unrealized Losses			1
12 Months or Longer, Fair Value	372	377	462
12 Months or Longer, Unrealized Losses	60	91	31
Total Fair Value	372	377	488
Total Unrealized Losses	60	91	32
Other bonds and debentures
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value			7,056
Less than 12 Months, Unrealized Losses			89
Total Fair Value			7,056
Total Unrealized Losses			$ 89